Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 5,198,247
Ending balance	4,877,913	$ 173,715	$ 5,198,247
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,093,671		8,842,561
Additions	2,275,620		3,325,193
Write-off	1,239,137		1,975,688
Disposal of a subsidiary			93
Acquisition of a subsidiary			1,318,754
Reclassifications	(3,808)		53,661
Exchange effect	180,941		(470,717)
Ending balance	12,307,287		11,093,671
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5,895,424)		(5,850,757)
Write-off	(1,239,137)		(1,975,688)
Disposal of a subsidiary			(93)
Reclassifications	841		414
Exchange effect	61,461		(153,974)
Ending balance	(7,429,374)		(5,895,424)
Amortization	2,710,785		2,166,610
Impairment loss			7,398
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,614
Ending balance	7,614		7,614
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,012		15,012
Ending balance	15,012		15,012
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,398)
Ending balance	(7,398)		(7,398)
Impairment loss			7,398
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,395,972
Ending balance	2,229,530		2,395,972
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,347,148		1,125,804
Additions	1,201,288		1,666,599
Write-off	312,411		383,745
Acquisition of a subsidiary			964,903
Reclassifications	(3,808)		53,661
Exchange effect	32,341		(80,074)
Ending balance	4,264,558		3,347,148
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(951,176)		(601,649)
Write-off	(312,411)		(383,745)
Reclassifications	841		414
Exchange effect	31,815		(27,152)
Ending balance	(2,035,028)		(951,176)
Amortization	1,363,607		760,010
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,884,282
Ending balance	1,678,428		1,884,282
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,183,505		4,511,629
Additions	212,269		806,915
Write-off	11,023		953,128
Acquisition of a subsidiary			198,181
Exchange effect	145,714		(380,092)
Ending balance	4,530,465		4,183,505
Patent and technology license fee [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,299,223)		(2,843,411)
Write-off	(11,023)		(953,128)
Exchange effect	26,884		(122,850)
Ending balance	(2,852,037)		(2,299,223)
Amortization	536,953		531,790
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	910,379
Ending balance	962,341		910,379
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,548,006		3,190,116
Additions	862,063		851,679
Write-off	915,703		638,815
Disposal of a subsidiary			93
Acquisition of a subsidiary			155,670
Exchange effect	2,886		(10,551)
Ending balance	3,497,252		3,548,006
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,637,627)		(2,405,697)
Write-off	(915,703)		(638,815)
Disposal of a subsidiary			(93)
Exchange effect	2,762		(3,972)
Ending balance	(2,534,911)		(2,637,627)
Amortization	$ 810,225		$ 874,810